THE SARATOGA ADVANTAGE TRUST

International Equity Portfolio	SIEYX

Supplement dated July 10, 2017 to the Class A Prospectus Dated December 31, 2016

of the Saratoga Advantage Trust (the “Prospectus”)

This supplement updates and supersedes any contrary information contained in the Prospectus.

Reference is made to the section entitled “PORTFOLIO SUMMARY: INTERNATIONAL EQUITY PORTFOLIO”, sub-heading “Adviser” located on page 38 of the Prospectus. The information contained in this section is deleted in its entirety and replaced with the following:

Adviser: DePrince, Race & Zollo, Inc. (“DePrince, Race & Zollo” or the “Adviser”) has served as Adviser to the Portfolio since November 2009.  The Portfolio is managed in the international value style by a portfolio manager with a team of supporting analysts. The individual who is primarily responsible for the day-to-day management of the Portfolio is Marc Miller.  Mr. Miller is the portfolio manager for DePrince, Race & Zollo’s International Equity team, having previously served as a senior research analyst for DePrince, Race & Zollo's International Equity team since April 2012.  Prior to joining DePrince, Race & Zollo, Inc., Mr. Miller was employed at BNP Paribas as a senior analyst in the Emerging Market Equities Group. He has over 12 years of non-U.S. equity research experience. Mr. Miller received his Bachelor of Arts degree in Political Science and Masters in Economic Development from the University of Pittsburgh. He later received an MBA in Finance at Boston College’s Carroll School of Business. Mr. Miller has served the Portfolio as Portfolio Manager since July 2017.

Please retain this supplement for future reference.

THE SARATOGA ADVANTAGE TRUST

International Equity Portfolio	SIECX

Supplement dated July 10, 2017 to the Class C Prospectus Dated December 31, 2016

of the Saratoga Advantage Trust (the “Prospectus”)

This supplement updates and supersedes any contrary information contained in the Prospectus.

Reference is made to the section entitled “PORTFOLIO SUMMARY: INTERNATIONAL EQUITY PORTFOLIO”, sub-heading “Adviser” located on page 39 of the Prospectus. The information contained in this section is deleted in its entirety and replaced with the following:

Adviser: DePrince, Race & Zollo, Inc. (“DePrince, Race & Zollo” or the “Adviser”) has served as Adviser to the Portfolio since November 2009.  The Portfolio is managed in the international value style by a portfolio manager with a team of supporting analysts. The individual who is primarily responsible for the day-to-day management of the Portfolio is Marc Miller.  Mr. Miller is the portfolio manager for DePrince, Race & Zollo’s International Equity team, having previously served as a senior research analyst for DePrince, Race & Zollo's International Equity team since April 2012.  Prior to joining DePrince, Race & Zollo, Inc., Mr. Miller was employed at BNP Paribas as a senior analyst in the Emerging Market Equities Group. He has over 12 years of non-U.S. equity research experience. Mr. Miller received his Bachelor of Arts degree in Political Science and Masters in Economic Development from the University of Pittsburgh. He later received an MBA in Finance at Boston College’s Carroll School of Business. Mr. Miller has served the Portfolio as Portfolio Manager since July 2017.

Please retain this supplement for future reference.

THE SARATOGA ADVANTAGE TRUST

International Equity Portfolio	SIEPX

Supplement dated July 10, 2017 to the Class I Prospectus Dated December 31, 2016

of the Saratoga Advantage Trust (the “Prospectus”)

This supplement updates and supersedes any contrary information contained in the Prospectus.

Reference is made to the section entitled “PORTFOLIO SUMMARY: INTERNATIONAL EQUITY PORTFOLIO”, sub-heading “Adviser” located on page 35 of the Prospectus. The information contained in this section is deleted in its entirety and replaced with the following:

Adviser: DePrince, Race & Zollo, Inc. (“DePrince, Race & Zollo” or the “Adviser”) has served as Adviser to the Portfolio since November 2009.  The Portfolio is managed in the international value style by a portfolio manager with a team of supporting analysts. The individual who is primarily responsible for the day-to-day management of the Portfolio is Marc Miller.  Mr. Miller is the portfolio manager for DePrince, Race & Zollo’s International Equity team, having previously served as a senior research analyst for DePrince, Race & Zollo's International Equity team since April 2012.  Prior to joining DePrince, Race & Zollo, Inc., Mr. Miller was employed at BNP Paribas as a senior analyst in the Emerging Market Equities Group. He has over 12 years of non-U.S. equity research experience. Mr. Miller received his Bachelor of Arts degree in Political Science and Masters in Economic Development from the University of Pittsburgh. He later received an MBA in Finance at Boston College’s Carroll School of Business. Mr. Miller has served the Portfolio as Portfolio Manager since July 2017.

Please retain this supplement for future reference.

The Saratoga Advantage Trust

Supplement dated July 10, 2017

To the Statement of Additional Information Dated December 31, 2016 (the “SAI”)

This Supplement updates and supersedes any contrary information contained in the SAI

Reference is made to the section entitled “PORTFOLIO MANAGERS” beginning on page 85 of the SAI. The information pertaining to Regina Chi in the table under the sub-heading “Other Accounts Managed” is deleted in its entirety and replaced with the following information provided as of July 1, 2017:

Portfolio Manager	Portfolio(s) Managed	Registered Investment Company Accounts	Assets Managed ($ millions)	Pooled Investment Vehicle Accounts	Assets Managed ($ millions)	Other Accounts	Assets Managed ($ millions)	Total Assets Managed ($ millions)
Marc Miller	International Equity Portfolio	0	$0	2	$152	2	$129	$281

Reference is made to the table under the sub-heading “Ownership of Securities” beginning on page 103. The information pertaining to Regina Chi is deleted in its entirety and replaced with the following:

Portfolio Manager	Portfolio(s) Managed	Dollar Range of Equity Securities Beneficially Owned
Marc Miller	International Equity Portfolio	None*

*As of July 1, 2017.

Please retain this supplement for future reference.